UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    09/30/2011

Check here if Amendment [ ]; Amendment Number:_____

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Lawson Kroeker Investment Management, Inc.
Address:     450 Regency Parkway, Suite 410
             Omaha, NE  68114

Form 13F File Number: 028-05512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Thomas J. Sudyka, Jr.
Title:  Managing Director
Phone:  (402) 392-2606

Signature, Place, and Date of Signing:

/s/ Thomas J. Sudyka, Jr.          Omaha, NE                       10/14/2011
-------------------------          --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name
28-__________________               __________________________________
28-__________________               __________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   75

Form 13F Information Table Value Total:   $200,553


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE

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


                                                 Lawson Kroeker Investment Management, Inc.
                                                                FORM 13F
                                                           September 30, 2011

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc                       COM              00206R102      449    15749 SH       SOLE                    15749
Abbott Labs                    COM              002824100      757    14805 SH       SOLE                    13825               980
Anadarko Petroleum Corp        COM              032511107     7172   113752 SH       SOLE                    92397             21355
Automatic Data Processing Inc  COM              053015103      734    15560 SH       SOLE                    15560
Baxter International Inc       COM              071813109      460     8200 SH       SOLE                     8200
Becton Dickinson & Co          COM              075887109      650     8870 SH       SOLE                     8870
Berkshire Hathaway Inc         COM              084670108     4699       44 SH       SOLE                       34                10
Berkshire Hathaway Inc Cl B    COM              084670702     4289    60380 SH       SOLE                    56955              3425
Boeing Co                      COM              097023105     5681    93880 SH       SOLE                    76780             17100
CVS Corp                       COM              126650100      274     8150 SH       SOLE                     8150
Canadian National Railway Co   COM              136375102     1601    24050 SH       SOLE                    23775               275
Cato Corp                      COM              149205106     4874   216051 SH       SOLE                   151940             64111
Cemex S.A.B. de C.V.           COM              151290889     1483   469455 SH       SOLE                   372991             96464
Chesapeake Energy Corp         COM              165167107     1689    66110 SH       SOLE                    65410               700
Chevron Corp                   COM              166764100     7107    76753 SH       SOLE                    58329             18424
Chicago Bridge & Iron          COM              167250109     8327   290857 SH       SOLE                   226957             63900
Cisco Systems Inc              COM              17275R102      209    13475 SH       SOLE                    13475
Colgate Palmolive Co           COM              194162103      726     8185 SH       SOLE                     7160              1025
Compass Minerals Int'l Inc     COM              20451N101     5030    75320 SH       SOLE                    63090             12230
Conagra Foods Inc              COM              205887102     4883   201624 SH       SOLE                   161764             39860
ConocoPhillips                 COM              20825c104     5206    82213 SH       SOLE                    79104              3109
DirectTV Class A               COM              25490A101     5660   133895 SH       SOLE                   104370             29525
Disney Co., Walt               COM              254687106     4850   160814 SH       SOLE                   130464             30350
Dominion Resources Inc         COM              25746U109     1532    30177 SH       SOLE                    29277               900
Du Pont E I de Nemours         COM              263534109      211     5287 SH       SOLE                     5287
Edison International           COM              281020107      383    10000 SH       SOLE                    10000
Exxon Mobil Corp               COM              30231G102      538     7410 SH       SOLE                     7410
Forest Labs Inc                COM              345838106     6456   209670 SH       SOLE                   166470             43200
Forest Oil Co                  COM              346091705     2469   171461 SH       SOLE                   123477             47984
Freeport McMoran Copper & Gold COM              35671D857     5047   165741 SH       SOLE                   133219             32522
Gencorp Inc                    COM              368682100     2908   647710 SH       SOLE                   484385            163325
Glaxo Smithkline PLC ADR       COM              37733W105      327     7925 SH       SOLE                     7925
Intel Corp                     COM              458140100      267    12500 SH       SOLE                    12500
International Business Machine COM              459200101      284     1625 SH       SOLE                     1625
Investor's Real Estate Trust   COM              461730103     1677   232853 SH       SOLE                   222073             10780
Johnson & Johnson              COM              478160104     1294    20315 SH       SOLE                    20315
Kansas City Southern Industrie COM              485170302     8163   163400 SH       SOLE                   123175             40225
Kohls Corp                     COM              500255104      282     5750 SH       SOLE                     5750
L-3 Communications Hldgs, Inc  COM              502424104     1802    29085 SH       SOLE                    28695               390
Laboratory Corp of America     COM              50540R409     4676    59155 SH       SOLE                    44420             14735
Leggett & Platt, Inc           COM              524660107      289    14600 SH       SOLE                    14600
Leucadia National Corp         COM              527288104     5547   244575 SH       SOLE                   188300             56275
Level 3 Communications         COM              52729N100       28    18490 SH       SOLE                    18410                80
Lincoln Electric Holdings Inc  COM              533900106     7306   251830 SH       SOLE                   197390             54440
McDonalds Corp                 COM              580135101      872     9935 SH       SOLE                     9935
Medtronic Inc                  COM              585055106      387    11650 SH       SOLE                    11650
Merck & Co Inc                 COM              58933Y105      755    23098 SH       SOLE                    23098
Microsoft Corp                 COM              594918104     4159   167095 SH       SOLE                   120970             46125
Nexen Inc                      COM              65334H102     3986   257350 SH       SOLE                   200755             56595
Occidental Petroleum Corp      COM              674599105      339     4740 SH       SOLE                     4740
Patriot Coal Corp              COM              70336T104     3102   366644 SH       SOLE                   283594             83050
Peabody Energy Corp            COM              704549104     6391   188642 SH       SOLE                   154160             34482
Pepsico Inc                    COM              713448108      975    15755 SH       SOLE                    15755
Pfizer Inc                     COM              717081103     7911   447432 SH       SOLE                   359885             87547
Plum Creek Timber              COM              729251108     5058   145715 SH       SOLE                   115215             30500
Procter and Gamble Co          COM              742718109      616     9750 SH       SOLE                     9750
Renaissancere Holdings Ltd     COM              G7496G103      255     4000 SH       SOLE                     4000
SPDR Gold Tr                   COM              78463V107    11018    69705 SH       SOLE                    53990             15715
St. Joe Company                COM              790148100     3522   234955 SH       SOLE                   182405             52550
Texas Pacific Land Trust       COM              882610108     5452   150035 SH       SOLE                   115585             34450
US Bancorp                     COM              902973304      542    23034 SH       SOLE                    23034
United Health Group Inc        COM              91324P102      323     7000 SH       SOLE                     7000
United Technologies Corp       COM              913017109      229     3250 SH       SOLE                     3250
Vodafone Group PLC  Spons ADR  COM              92857W209     2451    95512 SH       SOLE                    94387              1125
Vulcan Materials               COM              929160109     3711   134635 SH       SOLE                   106185             28450
Wal-Mart Stores Inc            COM              931142103      285     5490 SH       SOLE                     5490
Washington Post Co             COM              939640108      327     1000 SH       SOLE                     1000
Wellpoint Inc                  COM              94973V107      238     3650 SH       SOLE                     3650
Wells Fargo Co                 COM              949746101      204     8450 SH       SOLE                     8450
Western Union Co               COM              959802109      183    12000 SH       SOLE                    12000
Winnebago Industries           COM              974637100      906   130974 SH       SOLE                    94175             36799
Yamana Gold, Inc.              COM              98462Y100     5227   382655 SH       SOLE                   304980             77675
Yum Brands Inc                 COM              988498101      474     9600 SH       SOLE                     9600
Standard & Poor's 500 Deposito                  78462F103      862     7620 SH       SOLE                     7020               600
Berkshire Hathaway Inc                          084670108     1495       14 SH       SOLE                                         14

Total                                75 Records            200,553
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